Note 9 - Options and Warrants to Purchase Common Stock - Summary of the Status of the Options Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Options outstanding, number outstanding (in shares)	61,050,122
Options outstanding, weighted average remaining contractual life (Year)	6 years 299 days	7 years 164 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.34	$ 0.36
Options exercisable, number exercisable (in shares)	49,980,471	37,273,079
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.40	$ 0.52
Exercise Price 1 [Member]
Options outstanding, number outstanding (in shares)	35,322,222
Options outstanding, weighted average remaining contractual life (Year)	9 years 124 days	9 years 346 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.06	$ 0.06
Options exercisable, number exercisable (in shares)	26,697,225	15,568,718
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.06	$ 0.06
Exercise Price 2 [Member]
Options outstanding, number outstanding (in shares)	545,289
Options outstanding, weighted average remaining contractual life (Year)	9 years 175 days	9 years 357 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.075	$ 0.075
Options exercisable, number exercisable (in shares)	408,968	45,289
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.075	$ 0.075
Exercise Price 3 [Member]
Options outstanding, number outstanding (in shares)	377,777
Options outstanding, weighted average remaining contractual life (Year)	4 years 339 days	3 years 226 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.11	$ 0.16
Options exercisable, number exercisable (in shares)	69,444	500,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.11	$ 0.16
Exercise Price 4 [Member]
Options outstanding, number outstanding (in shares)	3,000,000
Options outstanding, weighted average remaining contractual life (Year)	4 years 222 days	6 years 51 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.12	$ 0.21
Options exercisable, number exercisable (in shares)	1,000,000	40,698
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.12	$ 0.21
Exercise Price 5 [Member]
Options outstanding, number outstanding (in shares)	500,000
Options outstanding, weighted average remaining contractual life (Year)	3 years 47 days	2 years 259 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.16	$ 0.22
Options exercisable, number exercisable (in shares)	500,000	100,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.16	$ 0.22
Exercise Price 6 [Member]
Options outstanding, number outstanding (in shares)	81,395
Options outstanding, weighted average remaining contractual life (Year)	5 years 233 days	3 years 131 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.21	$ 0.24
Options exercisable, number exercisable (in shares)	81,395	1,066,155
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.21	$ 0.24
Exercise Price 7 [Member]
Options outstanding, number outstanding (in shares)	100,000
Options outstanding, weighted average remaining contractual life (Year)	2 years 80 days	4 years 288 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.22	$ 0.25
Options exercisable, number exercisable (in shares)	100,000	2,087,500
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.22	$ 0.25
Exercise Price 8 [Member]
Options outstanding, number outstanding (in shares)	1,066,155
Options outstanding, weighted average remaining contractual life (Year)	2 years 317 days	5 years 105 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.24	$ 0.27
Options exercisable, number exercisable (in shares)	1,066,155	17,798
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.24	$ 0.27
Exercise Price 9 [Member]
Options outstanding, number outstanding (in shares)	2,087,500
Options outstanding, weighted average remaining contractual life (Year)	4 years 105 days	6 years 131 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.25	$ 0.28
Options exercisable, number exercisable (in shares)	2,087,500	362,408
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.25	$ 0.28
Exercise Price 10 [Member]
Options outstanding, number outstanding (in shares)	35,595
Options outstanding, weighted average remaining contractual life (Year)	4 years 288 days	5 years 47 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.27	$ 0.285
Options exercisable, number exercisable (in shares)	35,595	234,506
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.27	$ 0.285
Exercise Price 11 [Member]
Options outstanding, number outstanding (in shares)	474,815
Options outstanding, weighted average remaining contractual life (Year)	5 years 313 days	3 years 18 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.28	$ 0.30
Options exercisable, number exercisable (in shares)	474,815	40,716
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.28	$ 0.30
Exercise Price 12 [Member]
Options outstanding, number outstanding (in shares)	234,506
Options outstanding, weighted average remaining contractual life (Year)	4 years 233 days	7 years 43 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.285	$ 0.66
Options exercisable, number exercisable (in shares)	234,506	200,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.285	$ 0.66
Exercise Price 13 [Member]
Options outstanding, number outstanding (in shares)	81,522
Options outstanding, weighted average remaining contractual life (Year)	2 years 204 days	7 years 36 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.30	$ 0.68
Options exercisable, number exercisable (in shares)	81,522	99,990
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.30	$ 0.68
Exercise Price 14 [Member]
Options outstanding, number outstanding (in shares)	200,000
Options outstanding, weighted average remaining contractual life (Year)	6 years 229 days	361 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.66	$ 0.70
Options exercisable, number exercisable (in shares)	200,000	7,233,277
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.66	$ 0.70
Exercise Price 15 [Member]
Options outstanding, number outstanding (in shares)	150,000
Options outstanding, weighted average remaining contractual life (Year)	6 years 222 days	7 years 138 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.68	$ 0.73
Options exercisable, number exercisable (in shares)	150,000	371,666
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.68	$ 0.73
Exercise Price 16 [Member]
Options outstanding, number outstanding (in shares)	7,233,277
Options outstanding, weighted average remaining contractual life (Year)	182 days	4 years 54 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.70	$ 0.83
Options exercisable, number exercisable (in shares)	7,233,277	3,104,653
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.70	$ 0.83
Exercise Price 17 [Member]
Options outstanding, number outstanding (in shares)	488,356
Options outstanding, weighted average remaining contractual life (Year)	6 years 324 days	6 years 164 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.73	$ 0.84
Options exercisable, number exercisable (in shares)	488,356	975,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.73	$ 0.84
Exercise Price 18 [Member]
Options outstanding, number outstanding (in shares)	3,104,653
Options outstanding, weighted average remaining contractual life (Year)	3 years 237 days	5 years 233 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.83	$ 1.10
Options exercisable, number exercisable (in shares)	3,104,653	300,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.83	$ 1.10
Exercise Price 19 [Member]
Options outstanding, number outstanding (in shares)	975,000
Options outstanding, weighted average remaining contractual life (Year)	5 years 346 days	5 years 175 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.84	$ 1.15
Options exercisable, number exercisable (in shares)	975,000	300,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.84	$ 1.15
Exercise Price 20 [Member]
Options outstanding, number outstanding (in shares)	300,000
Options outstanding, weighted average remaining contractual life (Year)	5 years 51 days	29 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.10	$ 1.24
Options exercisable, number exercisable (in shares)	300,000	100,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.10	$ 1.24
Exercise Price 21 [Member]
Options outstanding, number outstanding (in shares)	300,000
Options outstanding, weighted average remaining contractual life (Year)	4 years 361 days	3 years 87 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.15	$ 1.35
Options exercisable, number exercisable (in shares)	300,000	115,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.15	$ 1.35
Exercise Price 22 [Member]
Options outstanding, number outstanding (in shares)	115,000
Options outstanding, weighted average remaining contractual life (Year)	2 years 270 days	29 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.35	$ 1.45
Options exercisable, number exercisable (in shares)	115,000	125,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.35	$ 1.45
Exercise Price 23 [Member]
Options outstanding, number outstanding (in shares)	300,000
Options outstanding, weighted average remaining contractual life (Year)	3 years 328 days	4 years 146 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.55	$ 1.55
Options exercisable, number exercisable (in shares)	300,000	300,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.55	$ 1.55
Exercise Price 24 [Member]
Options outstanding, number outstanding (in shares)	3,077,060
Options outstanding, weighted average remaining contractual life (Year)	4 years 142 days	32 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.66	$ 1.58
Options exercisable, number exercisable (in shares)	3,077,060	7,645
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.66	$ 1.58
Exercise Price 25 [Member]
Options outstanding, number outstanding (in shares)	900,000
Options outstanding, weighted average remaining contractual life (Year)	3 years 51 days	4 years 324 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.90	$ 1.66
Options exercisable, number exercisable (in shares)	900,000	3,077,060
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.90	$ 1.66